BEACON ACCELERATED RETURN STRATEGY FUND

SCHEDULE OF INVESTMENTS

June 30, 2024 (Unaudited)

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value (Note 2)
PURCHASED OPTION CONTRACTS - (116.41%)
Call Option Contracts (116.41%)
S&P 500® Mini Index:
Goldman Sachs	07/12/2024	$0.01	175	$9,555,840	$9,560,207
Goldman Sachs	07/12/2024	451.24	175	9,555,840	1,680,621
Goldman Sachs	08/14/2024	0.01	185	10,101,888	10,101,855
Goldman Sachs	08/14/2024	444.94	185	10,101,888	1,932,585
Goldman Sachs	09/13/2024	0.01	165	9,009,792	9,003,074
Goldman Sachs	09/13/2024	435.48	95	5,187,456	1,098,583
Goldman Sachs	09/13/2024	448.04	70	3,822,336	723,447
Goldman Sachs	10/14/2024	0.01	170	9,282,816	9,271,401
Goldman Sachs	10/14/2024	435.48	40	2,184,192	470,958
Goldman Sachs	10/14/2024	450.74	130	7,098,624	1,338,853
Goldman Sachs	11/14/2024	0.01	160	8,736,768	8,723,226
Goldman Sachs	11/14/2024	471.84	160	8,736,768	1,372,062
Goldman Sachs	12/13/2024	0.01	160	8,736,768	8,711,691
Goldman Sachs	12/13/2024	471.84	25	1,365,120	219,669
Goldman Sachs	12/13/2024	476.48	135	7,371,648	1,126,083
Goldman Sachs	01/14/2025	0.01	155	8,463,744	8,431,680
Goldman Sachs	01/14/2025	476.48	40	2,184,192	342,870
Goldman Sachs	01/14/2025	501.57	115	6,279,552	733,374
Goldman Sachs	02/14/2025	0.01	140	7,644,672	7,615,320
Goldman Sachs	02/14/2025	501.57	45	2,457,216	300,874
Goldman Sachs	02/14/2025	514.32	95	5,187,456	535,624
Goldman Sachs	03/14/2025	0.01	120	6,552,576	6,541,529
Goldman Sachs	03/14/2025	514.32	80	4,368,384	484,617
Goldman Sachs	03/14/2025	542.77	40	2,184,192	159,858
Goldman Sachs	04/14/2025	0.01	120	6,552,576	6,527,265
Goldman Sachs	04/14/2025	530.26	70	3,822,336	353,999
Goldman Sachs	04/14/2025	542.77	50	2,730,240	208,120
Goldman Sachs	05/14/2025	0.01	50	2,730,240	2,717,617
Goldman Sachs	05/14/2025	542.77	50	2,730,240	221,941
				174,735,360	100,509,003
TOTAL PURCHASED OPTION CONTRACTS
(Cost $81,335,956)				$174,735,360	$100,509,003

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (2.57%)
Money Market Funds
Goldman Sachs Financial Square Funds - Treasury Instruments Fund(a)	4.930%	1,760,991	$1,760,991
Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class	5.244%	457,620	457,620
			2,218,611
TOTAL SHORT TERM INVESTMENTS
(Cost $2,218,611)			2,218,611

TOTAL INVESTMENTS (118.98%)
(Cost $83,554,567)			$102,727,614

LIABILITIES IN EXCESS OF OTHER ASSETS (-18.98%)			(16,389,106)

NET ASSETS (100.00%)			$86,338,508

(a)	All or a portion is held as collateral at broker for written options.

WRITTEN OPTION CONTRACTS (18.84%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 2)
Call Option Contracts - (18.84%)
S&P 500® Mini Index:
Goldman Sachs	07/12/24	$486.98	(350)	$528,833	$(19,111,680)	$(2,114,172)
Goldman Sachs	08/14/24	483.65	(370)	601,602	(20,203,776)	(2,454,839)
Goldman Sachs	09/13/24	472.93	(190)	292,023	(10,374,912)	(1,503,946)
Goldman Sachs	09/13/24	485.90	(140)	216,713	(7,644,672)	(933,848)
Goldman Sachs	10/14/24	475.33	(80)	130,717	(4,368,384)	(635,855)
Goldman Sachs	10/14/24	485.67	(260)	368,670	(14,197,248)	(1,813,687)
Goldman Sachs	11/14/24	506.76	(320)	447,027	(17,473,536)	(1,736,420)
Goldman Sachs	12/13/24	510.06	(50)	73,848	(2,730,240)	(270,674)
Goldman Sachs	12/13/24	512.45	(270)	376,907	(14,743,296)	(1,400,502)
Goldman Sachs	01/14/25	514.60	(80)	117,596	(4,368,384)	(423,374)
Goldman Sachs	01/14/25	539.94	(230)	361,089	(12,559,104)	(772,837)
Goldman Sachs	02/14/25	541.95	(90)	152,996	(4,914,432)	(320,281)
Goldman Sachs	02/14/25	554.44	(190)	315,201	(10,374,912)	(516,931)
Goldman Sachs	03/14/25	557.27	(160)	281,113	(8,736,768)	(477,218)
Goldman Sachs	03/14/25	577.62	(80)	117,276	(4,368,384)	(153,906)
Goldman Sachs	04/14/25	570.82	(140)	224,833	(7,644,672)	(337,303)
Goldman Sachs	04/14/25	579.68	(100)	156,595	(5,460,480)	(195,237)
Goldman Sachs	05/14/25	582.93	(100)	167,495	(5,460,480)	(205,390)

TOTAL WRITTEN OPTION CONTRACTS				$4,930,534	$(174,735,360)	$(16,266,420)

BEACON PLANNED RETURN STRATEGY FUND

SCHEDULE OF INVESTMENTS

June 30, 2024 (Unaudited)

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value (Note 2)
PURCHASED OPTION CONTRACTS - (126.74%)
Call Option Contracts (125.30%)
S&P 500® Mini Index:
Goldman Sachs	07/12/2024	$58.05	215	$11,740,032	$10,500,119
Goldman Sachs	07/12/2024	58.82	535	29,213,568	26,087,094
Goldman Sachs	07/12/2024	445.60	215	11,740,032	2,185,707
Goldman Sachs	07/12/2024	451.93	535	29,213,568	5,101,080
Goldman Sachs	08/14/2024	58.05	585	31,943,808	28,571,856
Goldman Sachs	08/14/2024	58.45	170	9,282,816	8,296,180
Goldman Sachs	08/14/2024	445.60	585	31,943,808	6,072,983
Goldman Sachs	08/14/2024	446.13	170	9,282,816	1,755,893
Goldman Sachs	09/13/2024	56.75	150	8,190,720	7,343,113
Goldman Sachs	09/13/2024	58.45	620	33,854,976	30,247,323
Goldman Sachs	09/13/2024	437.67	150	8,190,720	1,702,421
Goldman Sachs	09/13/2024	446.13	620	33,854,976	6,523,399
Goldman Sachs	10/14/2024	56.75	710	38,769,408	34,756,472
Goldman Sachs	10/14/2024	437.67	710	38,769,408	8,208,820
Goldman Sachs	11/14/2024	58.75	700	38,223,360	34,128,064
Goldman Sachs	11/14/2024	450.97	700	38,223,360	7,362,660
Goldman Sachs	12/13/2024	61.50	275	15,016,320	13,323,590
Goldman Sachs	12/13/2024	62.35	440	24,026,112	21,282,917
Goldman Sachs	12/13/2024	472.00	275	15,016,320	2,412,337
Goldman Sachs	12/13/2024	475.92	440	24,026,112	3,692,633
Goldman Sachs	01/14/2025	62.35	525	28,667,520	25,378,831
Goldman Sachs	01/14/2025	65.20	175	9,555,840	8,411,149
Goldman Sachs	01/14/2025	475.92	525	28,667,520	4,526,602
Goldman Sachs	01/14/2025	502.48	175	9,555,840	1,102,514
Goldman Sachs	02/14/2025	65.20	550	30,032,640	26,448,054
Goldman Sachs	02/14/2025	67.18	125	6,825,600	5,984,043
Goldman Sachs	02/14/2025	502.48	550	30,032,640	3,635,424
Goldman Sachs	02/14/2025	512.99	125	6,825,600	719,964
Goldman Sachs	03/14/2025	67.18	540	29,486,592	25,952,651
Goldman Sachs	03/14/2025	67.30	125	6,825,600	6,003,218
Goldman Sachs	03/14/2025	512.74	125	6,825,600	772,897
Goldman Sachs	03/14/2025	512.99	540	29,486,592	3,356,056
Goldman Sachs	04/14/2025	67.30	550	30,032,640	26,362,619
Goldman Sachs	04/14/2025	69.00	120	6,552,576	5,732,477
Goldman Sachs	04/14/2025	512.74	550	30,032,640	3,509,894
Goldman Sachs	04/14/2025	530.09	120	6,552,576	608,349
Goldman Sachs	05/14/2025	69.00	545	29,759,616	26,026,085
Goldman Sachs	05/14/2025	70.80	100	5,460,480	4,758,214
Goldman Sachs	05/14/2025	530.09	545	29,759,616	2,909,847
Goldman Sachs	05/14/2025	544.28	100	5,460,480	433,480
Goldman Sachs	06/13/2025	70.80	570	31,124,736	27,119,068
Goldman Sachs	06/13/2025	544.28	570	31,124,736	2,638,214
				909,169,920	471,944,311

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value (Note 2)
PURCHASED OPTION CONTRACTS - (126.74%) (continued)
Put Option Contracts (1.45%)
S&P 500® Mini Index:
Goldman Sachs	07/12/2024	$445.60	215	$11,740,032	$673
Goldman Sachs	07/12/2024	451.93	535	29,213,568	1,857
Goldman Sachs	08/14/2024	445.60	585	31,943,808	15,926
Goldman Sachs	08/14/2024	446.13	170	9,282,816	4,670
Goldman Sachs	09/13/2024	437.67	150	8,190,720	8,656
Goldman Sachs	09/13/2024	446.13	620	33,854,976	41,110
Goldman Sachs	10/14/2024	437.67	710	38,769,408	72,850
Goldman Sachs	11/14/2024	450.97	700	38,223,360	139,427
Goldman Sachs	12/13/2024	472.00	275	15,016,320	101,471
Goldman Sachs	12/13/2024	475.92	440	24,026,112	169,272
Goldman Sachs	01/14/2025	475.92	525	28,667,520	244,771
Goldman Sachs	01/14/2025	502.48	175	9,555,840	126,863
Goldman Sachs	02/14/2025	502.48	550	30,032,640	458,494
Goldman Sachs	02/14/2025	512.99	125	6,825,600	125,122
Goldman Sachs	03/14/2025	512.74	125	6,825,600	137,426
Goldman Sachs	03/14/2025	512.99	540	29,486,592	602,201
Goldman Sachs	04/14/2025	512.74	550	30,032,640	670,223
Goldman Sachs	04/14/2025	530.09	120	6,552,576	187,786
Goldman Sachs	05/14/2025	530.09	545	29,759,616	916,975
Goldman Sachs	05/14/2025	544.28	100	5,460,480	203,525
Goldman Sachs	06/13/2025	544.28	570	31,124,736	1,227,399
				454,584,960	5,456,697
TOTAL PURCHASED OPTION CONTRACTS
(Cost $394,799,143)				$1,363,754,880	$477,401,008

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.11%)
Money Market Funds
Goldman Sachs Financial Square Funds - Treasury Instruments Fund(a)	4.930%	2,811,529	$2,811,529
Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class	5.244%	1,363,917	1,363,917
			4,175,446
TOTAL SHORT TERM INVESTMENTS
(Cost $4,175,446)			4,175,446

TOTAL INVESTMENTS (127.85%)
(Cost $398,974,589)			$481,576,454

LIABILITIES IN EXCESS OF OTHER ASSETS (-27.85%)			(104,917,633)

NET ASSETS (100.00%)			$376,658,821

(a)	All or a portion is held as collateral at broker for written options.

WRITTEN OPTION CONTRACTS (27.73%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 2)
Put Option Contracts - (0.71%)
S&P 500® Mini Index:
Goldman Sachs	07/12/24	$401.04	(215)	$238,209	$(11,740,032)	$(320)
Goldman Sachs	07/12/24	406.74	(535)	551,559	(29,213,568)	(885)
Goldman Sachs	08/14/24	401.52	(170)	161,151	(9,282,816)	(2,339)
Goldman Sachs	08/14/24	401.04	(585)	696,706	(31,943,808)	(7,993)
Goldman Sachs	09/13/24	393.90	(150)	164,544	(8,190,720)	(4,635)
Goldman Sachs	09/13/24	401.52	(620)	639,189	(33,854,976)	(21,214)
Goldman Sachs	10/14/24	393.90	(710)	824,283	(38,769,408)	(39,583)
Goldman Sachs	11/14/24	405.87	(700)	697,874	(38,223,360)	(74,152)
Goldman Sachs	12/13/24	424.80	(275)	289,839	(15,016,320)	(51,165)
Goldman Sachs	12/13/24	428.33	(440)	446,139	(24,026,112)	(83,372)
Goldman Sachs	01/14/25	452.23	(175)	175,867	(9,555,840)	(57,471)
Goldman Sachs	01/14/25	428.33	(525)	568,025	(28,667,520)	(124,937)
Goldman Sachs	02/14/25	452.23	(550)	598,374	(30,032,640)	(219,026)
Goldman Sachs	02/14/25	461.69	(125)	136,869	(6,825,600)	(57,778)
Goldman Sachs	03/14/25	461.47	(125)	147,744	(6,825,600)	(65,673)
Goldman Sachs	03/14/25	461.69	(540)	635,015	(29,486,592)	(288,762)
Goldman Sachs	04/14/25	461.47	(550)	686,924	(30,032,640)	(330,222)
Goldman Sachs	04/14/25	477.08	(120)	110,634	(6,552,576)	(89,157)
Goldman Sachs	05/14/25	477.08	(545)	547,699	(29,759,616)	(450,073)
Goldman Sachs	05/14/25	489.85	(100)	100,095	(5,460,480)	(97,900)
Goldman Sachs	06/13/25	489.85	(570)	618,423	(31,124,736)	(612,187)
				9,035,162	(454,584,960)	(2,678,844)

Call Option Contracts - (27.02%)
S&P 500® Mini Index:
Goldman Sachs	07/12/24	469.26	(430)	931,358	(23,480,064)	(3,356,826)
Goldman Sachs	07/12/24	475.93	(1,070)	2,132,458	(58,427,136)	(7,641,556)
Goldman Sachs	08/14/24	469.15	(340)	714,663	(18,565,632)	(2,739,604)
Goldman Sachs	08/14/24	471.49	(1,170)	2,658,181	(63,887,616)	(9,158,122)
Goldman Sachs	09/13/24	461.96	(300)	673,188	(16,381,440)	(2,693,505)
Goldman Sachs	09/13/24	471.38	(1,240)	2,734,138	(67,709,952)	(10,000,895)
Goldman Sachs	10/14/24	463.80	(1,420)	3,341,205	(77,538,816)	(12,844,195)
Goldman Sachs	11/14/24	475.23	(1,400)	3,018,345	(76,446,720)	(11,536,762)
Goldman Sachs	12/13/24	496.69	(550)	1,168,728	(30,032,640)	(3,608,935)
Goldman Sachs	12/13/24	499.00	(880)	1,792,519	(48,052,224)	(5,574,258)
Goldman Sachs	01/14/25	500.67	(1,050)	2,246,951	(57,335,040)	(6,776,236)
Goldman Sachs	01/14/25	526.70	(350)	775,234	(19,111,680)	(1,516,165)
Goldman Sachs	02/14/25	528.71	(1,100)	2,598,148	(60,065,280)	(4,970,025)
Goldman Sachs	02/14/25	539.41	(250)	585,738	(13,651,200)	(939,140)
Goldman Sachs	03/14/25	540.53	(250)	613,738	(13,651,200)	(1,024,641)
Goldman Sachs	03/14/25	541.46	(1,080)	2,642,709	(58,973,184)	(4,415,100)
Goldman Sachs	04/14/25	542.38	(1,100)	2,870,948	(60,065,280)	(4,595,680)
Goldman Sachs	04/14/25	555.69	(240)	547,429	(13,105,152)	(793,355)
Goldman Sachs	05/14/25	557.81	(1,090)	2,608,319	(59,519,232)	(3,759,769)
Goldman Sachs	05/14/25	570.13	(200)	461,791	(10,920,960)	(544,369)
Goldman Sachs	06/13/25	572.47	(1,140)	2,769,007	(62,249,472)	(3,269,470)
				37,884,795	(909,169,920)	(101,758,608)

TOTAL WRITTEN OPTION CONTRACTS				$46,919,957	$(1,363,754,880)	$(104,437,452)

Notes to Quarterly Portfolio of Investments

June 30, 2024 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report describes the Beacon Accelerated Return Strategy Fund and the Beacon Planned Return Strategy Fund (each, a “Fund” and collectively, the “Funds”). The Funds are non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified Fund. The primary investment objectives are to deliver capital appreciation and generate positive alpha for the Beacon Accelerated Return Strategy Fund, and capital preservation and capital appreciation for the Beacon Planned Return Strategy Fund. The Funds currently offer Institutional Class shares. The Board of Trustees (the “Board” or "Trustees") may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

FLEX Options are customized option contracts available through the Chicago Board Options Exchange ("CBOE"). Flexible Exchange Options are valued based on prices supplied by an independent third-party pricing service, which utilizes pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts on a given strike price.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”). Money market funds, representing short-term investments, are valued at their NAV.

When such prices or quotations are not available, or when the valuation designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation ("FDIC") insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Concentration of Credit Risk: The Funds place their cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Funds to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund and are apportioned among classes based on average net assets of each class. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date.

Distributions to Shareholders: The Funds normally pay dividends, if any, and distribute capital gains, if any, on an annual basis. Income dividend distributions are derived from interest, dividends and other income the Funds receive from their investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. A Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

3. DERIVATIVE INSTRUMENTS

Each Fund's principal investment strategy permits it to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency contracts, currency swaps and purchased and written options. In doing so, the Funds may employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative.

Option Contracts: Each Fund may enter into options transactions for hedging purposes and for nonhedging purposes such as seeking to enhance return. Each Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the U.S. Commodity Futures Trading Commission, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

The Funds use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts.

Purchased Options: When the Funds purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

Written Options: When the Funds write an option, an amount equal to the premium received by the Funds are recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.